Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Information about Credit Risk on Trade Receivables using Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As at December 31, 2017	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Estimated total gross carrying amount at default	255,879	99,908	59,967	21,623	30,353	44,028
Expected credit loss	43,775	—	—	—	661	43,114

			Trade receivables
				Days past due
As at December 31, 2018	Total	Contract assets	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Expected credit loss rate	6.3%	—	—	0.1%	—	6.3%	75.1%
Estimated total gross carrying amount at default	483,020	44,434	281,250	47,561	25,862	47,209	36,704
Expected credit loss	30,586	—	—	30	—	2,990	27,566

Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial assets and liabilities based on contractual undiscounted payments.

	1 year or less	2 to 5 years	More than 5 years	Total
As at December 31, 2017	RMB’000	RMB’000	RMB’000	RMB’000

Financial assets
Trade and bills receivables	7,075,319	—	—	7,075,319
Other receivables, excluding tax recoverable	132,675	620	—	133,295
Cash and bank balances	6,029,207	—	—	6,029,207
Quoted equity securities	24,714	—	—	24,714

	13,261,915	620	—	13,262,535

Financial liabilities
Loans and borrowings	1,624,539	27,874	—	1,652,413
Trade and other payables (Note 26)	7,328,027	156,347	—	7,484,374
Other liabilities	33	46	—	79

	8,952,599	184,267	—	9,136,866

	1 year or less	2 to 5 years	More than 5 years	Total	Total
As at December 31, 2018	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

Financial assets
Contract assets	—	44,434	—	44,434	6,642
Trade and bills receivables	7,419,692	—	—	7,419,692	1,109,055
Other receivables, excluding tax recoverable	137,476	—	—	137,476	20,549
Cash and bank balances	6,128,522	—	—	6,128,522	916,058
Quoted equity securities	21,876	—	—	21,876	3,270
Derivative not designated as hedges – foreign exchange forward contract	4,529	—	—	4,529	677

	13,712,095	44,434	—	13,756,529	2,056,251

Financial liabilities
Loans and borrowings	2,033,519	15,196	—	2,048,715	306,231
Trade and other payables (Note 26)	7,008,592	160,091	—	7,168,683	1,071,537
Other liabilities	14	34	—	48	7

	9,042,125	175,321	—	9,217,446	1,377,775

Foreign currency risk [Member]
Statement [LineItems]
Exposures to Foreign Currency

The Group’s exposures to foreign currency are as follows:

	31.12.2017
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	24,714	—	—	—	—
Trade and other receivables	725	—	34,727	469	—
Cash and bank balances	418,875	1,486	16,068	—	498
Financial liabilities	(14,715)	—	—	—	—
Trade and other payables	(13,748)	(10,857)	(5,574)	(35,505)	(24)

Net assets/(liabilities)	415,851	(9,371)	45,221	(35,036)	474

	31.12.2018
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	21,876	—	—	—	—
Trade and other receivables	693	25,827	12,149	675	—
Cash and bank balances	220,268	1,166	28,518	31,662	25
Financial liabilities	(15,126)	—	(501,014)	—	—
Trade and other payables	(13,952)	(17,452)	(7,060)	(41,828)	—

Net assets/(liabilities)	213,759	9,541	(467,407)	(9,491)	25

US$’000	31,952	1,426	(69,865)	(1,419)	4

Risk Sensitivity Analysis

	Profit before tax
	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Singapore Dollar	41,585	21,376	3,195
Euro	(937)	954	143
US Dollar	4,522	(46,741)	(6,987)
Renminbi	(3,504)	(949)	(142)

Equity price risk [member]
Statement [LineItems]
Risk Sensitivity Analysis

A 10% increase/(decrease) in the underlying prices at the reporting date would increase/(decrease) Group’s profit before tax by the following amount:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000
Statement of profit or loss	2,471	2,188	327